Other information	12 Months Ended
Dec. 31, 2020
Other Information
Other information
7.1.	Segment reporting

The Group has one Segment. The Group is a clinical-stage biopharmaceutical group focused on applying its proprietary anti-C5a technology. These activities are conducted as own project development. The Board of Directors is the chief operating decision maker. Management of resources and reporting to the decision maker is based on the Group as a whole.

All operational activities are conducted in Germany and the United States. No revenues were generated in 2020, 2019 and 2018. The geographic location of the Group’s non-current assets are as follows:

•	December 31, 2020: €1,712 thousand in Germany and €219 thousand in the United States,
•	December 31, 2019: €2,217 thousand in Germany and €374 thousand in the United States.

None of the non-current assets are in the country where the Company is incorporated (the Netherlands).

7.2.	Related party transactions

The compensation of the Group’s executive management comprises the following for the twelve months ending December 31:

Board Compensation	2020	2019	2018
		(in €)
Executive Management
Short-term employee benefits	1,995,292	2,793,529	2,524,202
Share-based payments	1,139,286	5,218,324	9,801,454
Total	3,134,578	8,011,853	12,325,656
Non-executive Board of Directors
Short-term employee benefits	283,127	269,031	238,180
Share-based payments	69,938	710,611	1,085,917
Total	353,065	979,642	1,324,098
Total Compensation	3,487,643	8,991,495	13,649,754

Executive Management comprises Executive Directors of the Board and members from the C-Level of the Company.

The table above discloses short-term employee benefits that were contractually agreed for the board and executive management. As of December 31, 2020, €1,152,416 were not paid but accrued (2019: €868,848) for executive management and €209,990 (2019: €103,040) for non-executive members of the Board of Directors.

Remuneration of the Group’s executive management comprises fixed and variable components and share-based payment awards. In addition, executive management receive supplementary benefits and allowances.

The Company entered into indemnification agreements with its directors and senior management. The indemnification agreements and the Company’s Articles of Association require the Company to indemnify its directors to the fullest extent permitted by law.

The Company’s current and future directors (and such other officer or employee as designated by the board of directors) have the benefit of indemnification provisions in the Articles of Association of InflaRx N.V. These provisions give the indemnified persons the right to recover from us amounts, including, but not limited to, litigation expenses, and any damages they are ordered to pay, in relation to acts or omissions in the performance of their duties. However, there is no entitlement to indemnification for acts or omissions which are considered to constitute malice, gross negligence, intentional recklessness and/or serious culpability attributable to such indemnified person. These agreements also provide, subject to certain exceptions, for indemnification for related expenses including, among others, attorneys’ fees, judgements, penalties, fines and settlement amounts incurred by any of these individuals in any action or proceeding. In addition to such indemnification, the Company provides its directors with directors’ and officers’ liability insurance.

7.3.	COVID-19 Pandemic

The COVID-19 pandemic, which began in December 2019 has spread worldwide and continues to cause many governments to maintain measures to slow the spread of the outbreak through quarantines, travel restrictions, closure of borders and requiring maintenance of physical distance between individuals.

Since the second quarter of 2020 the Company’s employees have been able to work from their home offices or return to the Company’s offices. The Company’s service providers also resumed full operations in the second quarter of 2020. As the Company is currently devoting significant resources to the development of a severe COVID-19 therapy, which is currently recruiting patients in the Phase III part of a randomized, double-blind, placebo-controlled Phase II/III study, such development may impair the ability to timely progress other product candidates in clinical trials. In addition, enrollment in other programs may be delayed as a result of the COVID-19 pandemic. However, the recruitment of patients and opening of new clinical trial sites continued in the third and fourth quarter of 2020. We have taken measures to counter the negative impact of the pandemic with respect to recruitment speed, including opening of additional sites in different countries. The rapid development and fluidity of the situation presents uncertainty and risk with respect to the Company, its performance and its financial results.

7.4.	Significant events after the reporting date
7.4..1.	At the Market Transaction - Offering of Common Shares

Following December 31, 2020, the Company issued, under its at-the-market program (refer to Note 4 “Issued capital"), 610,022 common shares resulting in €2.8 million in net proceeds to the Company. Following these issuances, the remaining value authorized for sale under the Sales Agreement was $35.2 million.

7.4..2.	Issue of common shares and accompanying warrants

On February 25, 2021, the Company sold an aggregate of 15,000,000 common shares through a public offering. The common shares were sold at a price of $5.00 per share and have a nominal value of €0.12 per share. For each common share purchased, an investor also received a warrant to purchase a common share at an exercise price of $5.80. The warrants are exercisable immediately and have a term of up to one year. The shares were issued and the transaction closed on March 1, 2021 with gross offering proceeds to the Group from this offering being $75.0 million (€62.2 million), before deducting $4.5 million (€3.7 million) in underwriting discounts and other offering expenses of $0.5 million (€0.5 million) and excluding the exercise of any warrants. The aforementioned Euro amounts were calculated using the exchange rate as of March 1, 2021 (1 USD = 0.8297 EUR).